Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Operating expenses:
General and administrative	$ 10,789	$ 17,136
Research and development	7,240	2,632
Depreciation	29	43
Amortization		132
Inventory charge		20,633
Total operating expenses	18,058	40,576
Operating loss	(18,058)	(40,576)
Interest and other expenses:
Interest on convertible notes	(4,659)	(4,624)
Amortization of discount on convertible notes	(1,076)	(2,126)
Amortization of debt issuance costs	(572)	(69)
Issuance costs for private placement of shares and warrants through placement agent (Note 6)	(2,819)	(9,678)
Loss on induced conversion	(6,680)	(5,312)
Finance charges	(2,367)	(8,689)
Loss on note extinguishment	(13,374)
Loss on derivatives	(236)	(8,750)
Total interest and other expenses	(31,783)	(39,248)
Loss before income taxes	(49,841)	(79,824)
Income tax benefit	0	0
Net loss	$ (49,841)	$ (79,824)
Weighted average common shares outstanding, Basic	969,509	836,528
Weighted average common shares outstanding, Diluted	969,509	836,528
Loss per share, Basic	$ (0.05)	$ (0.10)
Loss per share, Diluted	$ (0.05)	$ (0.10)